Schedule of Maturity of Annual Royalty (Details) - USD ($)	Mar. 31, 2024		Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 100,000
2024	250,000		$ 100,000
2025	250,000		250,000
2026	250,000		250,000
Total	$ 850,000	[1]	850,000	[2]
2027			$ 250,000

[1]	The unrecognized commitment thereafter is $250,000 in perpetuity, as long as the Company elects to maintain exclusivity.
[2]	The unrecognized commitment thereafter is $250,000 in perpetuity, as long as the Company elects to maintain exclusivity.